LEASES - Lease liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
LEASES
Book value at the beginning of the period	$ 11,284,137	$ 13,889,223
Additions of the period	6,228,153	2,585,223
Additions from business combination		168,988
Interest expenses, exchange differences and inflation effects	473,948	(480,189)
Payments of the period	(1,189,615)	(4,879,108)
Total	16,796,623	11,284,137
Lease Liabilities
Non-current	15,540,691	8,161,359
Current	1,255,932	3,122,778
Total	$ 16,796,623	$ 11,284,137